Financial Information on Subsidiaries, Summarized - Summary of Financial Information on Subsidiaries (Detail) - CLP ($) $ in Thousands	2 Months Ended	12 Months Ended
	Feb. 29, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Total Current Assets		$ 662,804,360	$ 543,372,955
Total Non Current Assets		2,891,657,831	2,856,309,536
TOTAL ASSETS		3,554,462,191	3,399,682,491
Total Current Liabilities		543,356,501	555,777,465
Non-current Liabilities		1,022,091,737	1,114,144,777
Equity of Centrales Hidroeléctricas de Aysén S.A.		1,989,013,953	1,729,760,249	$ 3,543,890,079	$ 3,523,886,341
TOTAL LIABILITIES AND EQUITY		3,554,462,191	3,399,682,491
Revenues		1,599,032,140	1,639,959,815	1,539,977,511
Net Profit for the Year		425,542,215	521,432,373	635,020,813
Other Comprehensive Income		67,663,517	(86,682,199)	(347,578,685)
TOTAL COMPREHENSIVE INCOME		$ 493,205,732	434,750,174	287,442,128
Discontinued Operations [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Revenues	$ 229,074,809			1,238,466,148
TOTAL COMPREHENSIVE INCOME	$ (58,291,939)			153,108,773
Empresa Electrica Pehuenche S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Financial Statements		Separate
Total Current Assets		$ 35,369,243	35,730,340
Total Non Current Assets		186,760,346	193,496,141
TOTAL ASSETS		222,129,589	229,226,481
Total Current Liabilities		38,310,560	43,012,321
Non-current Liabilities		48,261,590	50,044,060
Equity of Centrales Hidroeléctricas de Aysén S.A.		135,557,439	136,170,100
TOTAL LIABILITIES AND EQUITY		222,129,589	229,226,481
Revenues		152,501,383	155,568,982
Costs		(36,289,330)	(23,529,449)
Net Profit for the Year		76,860,591	88,610,786
TOTAL COMPREHENSIVE INCOME		$ 76,860,591	88,610,786
Empresa Electrica Pehuenche S.A. [Member] | Continuing Operations [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Total Current Assets				63,745,589
Total Non Current Assets				201,366,300
TOTAL ASSETS				265,111,889
Total Current Liabilities				(62,820,897)
Non-current Liabilities				(51,972,920)
Equity of Centrales Hidroeléctricas de Aysén S.A.				(150,318,072)
TOTAL LIABILITIES AND EQUITY				(265,111,889)
Revenues				193,189,705
Costs				(28,569,912)
Net Profit for the Year				118,016,421
Other Comprehensive Income				33,526
TOTAL COMPREHENSIVE INCOME				118,049,947
Inversiones GasAtacama Holding Ltda. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Financial Statements		Consolidated
Total Current Assets		$ 182,143,224	195,487,529
Total Non Current Assets		611,319,090	662,442,813
TOTAL ASSETS		793,462,314	857,930,342
Total Current Liabilities		75,370,131	(86,380,335)
Non-current Liabilities		83,894,881	(89,573,087)
Equity of Centrales Hidroeléctricas de Aysén S.A.		634,197,303	(681,976,920)
TOTAL LIABILITIES AND EQUITY		793,462,315	(857,930,342)
Revenues		307,272,380	173,489,754
Costs		(170,752,796)	(87,098,923)
Net Profit for the Year		54,725,392	43,329,082
Other Comprehensive Income		(3,338,115)	(1,779,413)
TOTAL COMPREHENSIVE INCOME		$ 51,387,277	41,549,669
Inversiones GasAtacama Holding Ltda. [Member] | Continuing Operations [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Total Current Assets				245,456,212
Total Non Current Assets				207,236,190
TOTAL ASSETS				452,692,402
Total Current Liabilities				(24,048,629)
Non-current Liabilities				(49,959,438)
Equity of Centrales Hidroeléctricas de Aysén S.A.				(378,684,335)
TOTAL LIABILITIES AND EQUITY				(452,692,402)
Revenues				183,015,183
Costs				(110,330,364)
Net Profit for the Year				46,215,560
Other Comprehensive Income				(3,059,806)
TOTAL COMPREHENSIVE INCOME				43,155,754
Compania Electrica Tarapaca S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Revenues			219,980,554
Costs			(139,960,874)
Net Profit for the Year			61,981,668
Other Comprehensive Income			(924,812)
TOTAL COMPREHENSIVE INCOME			$ 61,056,856
Compania Electrica Tarapaca S.A. [Member] | Continuing Operations [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Total Current Assets				82,875,363
Total Non Current Assets				509,275,829
TOTAL ASSETS				592,151,192
Total Current Liabilities				(115,138,485)
Non-current Liabilities				(44,379,433)
Equity of Centrales Hidroeléctricas de Aysén S.A.				(432,633,274)
TOTAL LIABILITIES AND EQUITY				(592,151,192)
Revenues				230,852,534
Costs				(139,555,849)
Net Profit for the Year				70,262,390
Other Comprehensive Income				(624)
TOTAL COMPREHENSIVE INCOME				70,261,766
Enel Argentina (formerly named Endesa Argentina S.A.) [Member] | Discontinued Operations [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Total Current Assets				1,814,204
Total Non Current Assets				32,328,045
TOTAL ASSETS				34,142,249
Total Current Liabilities				(616,318)
Equity of Centrales Hidroeléctricas de Aysén S.A.				(33,525,931)
TOTAL LIABILITIES AND EQUITY				(34,142,249)
Net Profit for the Year				622,972
Other Comprehensive Income				(10,352,540)
TOTAL COMPREHENSIVE INCOME				(9,729,568)
Enel Generacion Costanera S.A. [Member] | Discontinued Operations [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Total Current Assets				27,559,412
Total Non Current Assets				142,918,106
TOTAL ASSETS				170,477,518
Total Current Liabilities				(102,001,988)
Non-current Liabilities				(53,611,202)
Equity of Centrales Hidroeléctricas de Aysén S.A.				(14,864,328)
TOTAL LIABILITIES AND EQUITY				(170,477,518)
Revenues				100,856,664
Costs				(4,598,130)
Net Profit for the Year				(998,809)
Other Comprehensive Income				(4,729,767)
TOTAL COMPREHENSIVE INCOME				(5,728,576)
Hidroinvest S.A. [Member] | Discontinued Operations [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Total Current Assets				575,373
Total Non Current Assets				11,429,899
TOTAL ASSETS				12,005,272
Total Current Liabilities				(452,427)
Equity of Centrales Hidroeléctricas de Aysén S.A.				(11,552,845)
TOTAL LIABILITIES AND EQUITY				(12,005,272)
Net Profit for the Year				21,877
Other Comprehensive Income				(3,570,020)
TOTAL COMPREHENSIVE INCOME				(3,548,143)
Enel Generacion el Chocon S.A. [Member] | Discontinued Operations [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Total Current Assets				44,240,854
Total Non Current Assets				240,460,115
TOTAL ASSETS				284,700,969
Total Current Liabilities				(71,433,902)
Non-current Liabilities				(63,908,193)
Equity of Centrales Hidroeléctricas de Aysén S.A.				(149,358,874)
TOTAL LIABILITIES AND EQUITY				(284,700,969)
Revenues				40,004,655
Costs				(4,574,336)
Net Profit for the Year				110,802,880
Other Comprehensive Income				(44,667,506)
TOTAL COMPREHENSIVE INCOME				66,135,374
Southern Cone Power Argentina S.A. [Member] | Discontinued Operations [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Total Current Assets				8,003
Total Non Current Assets				575,537
TOTAL ASSETS				583,540
Total Current Liabilities				(12,826)
Equity of Centrales Hidroeléctricas de Aysén S.A.				(570,714)
TOTAL LIABILITIES AND EQUITY				(583,540)
Net Profit for the Year				(7,151)
Other Comprehensive Income				(176,471)
TOTAL COMPREHENSIVE INCOME				(183,622)
Empresa Generadora De Energia Electrica S.A. [Member] | Discontinued Operations [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Total Current Assets				172,918,511
Total Non Current Assets				1,803,546,987
TOTAL ASSETS				1,976,465,498
Total Current Liabilities				(349,736,334)
Non-current Liabilities				(831,187,906)
Equity of Centrales Hidroeléctricas de Aysén S.A.				(795,541,258)
TOTAL LIABILITIES AND EQUITY				(1,976,465,498)
Revenues				778,768,426
Costs				(321,664,855)
Net Profit for the Year				211,896,264
Other Comprehensive Income				(91,252,276)
TOTAL COMPREHENSIVE INCOME				120,643,988
Generandes Peru S.A. [Member] | Discontinued Operations [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Total Current Assets				1,945,582
Total Non Current Assets				225,170,087
TOTAL ASSETS				227,115,669
Total Current Liabilities				(1,364,513)
Equity of Centrales Hidroeléctricas de Aysén S.A.				(225,751,156)
TOTAL LIABILITIES AND EQUITY				(227,115,669)
Net Profit for the Year				42,044,140
Other Comprehensive Income				4,890,902
TOTAL COMPREHENSIVE INCOME				46,935,042
Enel Generacin Peru S.A. [Member] | Discontinued Operations [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Total Current Assets				111,421,412
Total Non Current Assets				723,995,979
TOTAL ASSETS				835,417,391
Total Current Liabilities				(117,775,269)
Non-current Liabilities				(188,814,672)
Equity of Centrales Hidroeléctricas de Aysén S.A.				(528,827,450)
TOTAL LIABILITIES AND EQUITY				(835,417,391)
Revenues				343,761,564
Costs				(143,234,611)
Net Profit for the Year				91,161,037
Other Comprehensive Income				4,059,334
TOTAL COMPREHENSIVE INCOME				95,220,371
Chinango S.A.C. [Member] | Discontinued Operations [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Total Current Assets				7,647,526
Total Non Current Assets				112,688,111
TOTAL ASSETS				120,335,637
Total Current Liabilities				(8,369,365)
Non-current Liabilities				(40,621,719)
Equity of Centrales Hidroeléctricas de Aysén S.A.				(71,344,553)
TOTAL LIABILITIES AND EQUITY				(120,335,637)
Revenues				39,114,967
Costs				(8,235,270)
Net Profit for the Year				15,210,089
Other Comprehensive Income				(708,295)
TOTAL COMPREHENSIVE INCOME				14,501,794
Generandes Peru [Member] | Discontinued Operations [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Total Current Assets				120,047,319
Total Non Current Assets				808,405,916
TOTAL ASSETS				928,453,235
Total Current Liabilities				(126,541,945)
Non-current Liabilities				(229,436,392)
Equity of Centrales Hidroeléctricas de Aysén S.A.				(572,474,899)
TOTAL LIABILITIES AND EQUITY				(928,453,236)
Revenues				382,452,709
Costs				(151,046,058)
Net Profit for the Year				95,054,809
Other Comprehensive Income				(9,131,696)
TOTAL COMPREHENSIVE INCOME				85,923,113
Enel Argentina S A Group | Discontinued Operations [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Total Current Assets				73,348,681
Total Non Current Assets				385,562,798
TOTAL ASSETS				458,911,479
Total Current Liabilities				(173,663,474)
Non-current Liabilities				(115,955,351)
Equity of Centrales Hidroeléctricas de Aysén S.A.				(169,292,654)
TOTAL LIABILITIES AND EQUITY				(458,911,479)
Revenues				140,398,933
Costs				(9,172,466)
Net Profit for the Year				109,347,016
Other Comprehensive Income				(50,970,094)
TOTAL COMPREHENSIVE INCOME				$ 58,376,922